Debt Credit Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 05, 2015	Sep. 24, 2013
Line of Credit Facility [Line Items]
Proceeds from long-term debt	$ 1,100	$ 1,188,000	$ 800
Letters of credit outstanding					$ 94,700
2011 Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Previous term loan facility balance					862,500
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,650,000
Long-term debt, percentage bearing variable interest, percentage rate	2.25%
Capitalized debt issuance costs					18,300
Line of credit facility, dividend restrictions	500
Line of credit facility annual dividend threshold	27.5
Letters of credit outstanding	$ 114,900
Line of credit facility, remaining borrowing capacity	$ 1,535,100
Interest rate at end of period	2.42%
Line of credit facility general restricted payments	100.0
Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Previous term loan facility balance					301,800
Write-off of debt issuance costs	$ 11,500
2013 Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	1,200,000
Proceeds from long-term debt	1,190,000
Debt instrument, unamortized discount	12,000
Previous term loan facility balance	$ 1,175,100	1,185,400
Capitalized debt issuance costs					$ 10,100
Term loan facility percentage of periodic repayment	0.25%
Loan prepayment threshold for certain asset sale net proceeds	500
Domestic unrestricted subsidiary or domestic joint venture percentage	50.00%
Aggregate net proceeds from domestic unrestricted subsidiaries or domestic joint venture	200
Interest rate at end of period	4.25%
2013 Credit Facility [Member]
Line of Credit Facility [Line Items]
Percent of company stock pledged					65.00%
Fronting fee as a percentage of the face amount of each letter of credit	0.125%
6.00% Senior Notes [Member]
Line of Credit Facility [Line Items]
Previous term loan facility balance	$ 1,518,800	$ 1,518,800
Stated interest rate - percentage	6.00%
Maximum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum line of credit commitment fee percent	0.50%
Letter of credit fee as a percentage of the undrawn amount of each letter of credit, higher range	2.50%
Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum line of credit commitment fee percent	0.38%
Letter of credit fee as a percentage of the undrawn amount of each letter of credit, higher range	1.75%
Base Rate [Member] | Maximum [Member] | 2013 Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.50%
Base Rate [Member] | Minimum [Member] | 2013 Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	0.75%
Eurocurrency Rate [Member] | Maximum [Member] | 2013 Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	2.50%
Eurocurrency Rate [Member] | Minimum [Member] | 2013 Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.75%
Eurocurrency Rate [Member] | 2013 Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Minimum interest rate	1.00%
Long-term debt, percentage bearing variable interest, percentage rate	3.25%
Base Rate [Member] | 2013 Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Minimum interest rate	2.00%
Long-term debt, percentage bearing variable interest, percentage rate	2.25%
Subsequent Event [Member] | 2013 Credit Facility [Member]
Line of Credit Facility [Line Items]
Percentage of Equity Interests of Foreign Subsidiaries				65.00%